VIA EDGAR

                              October 3, 1996

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Re: Putnam Arizona Tax Exempt Income Fund (Reg. No. 33-37992) (811-4531) Post-Effective Amendment No. 7
     Putnam Florida Tax Exempt Income Fund (Reg. No. 33-35677) (811-6129) Post-Effective Amendment No. 7
     Putnam Massachusetts Tax Exempt Income Fund
     (Reg. No. 33-5416) (811-4518) Post-Effective Amendment
     No. 16
     Putnam Michigan Tax Exempt Income Fund
     (Reg. No. 33-8923) (811-4529) Post-Effective Amendment
     No.  16
     Putnam Minnesota Tax Exempt Income Fund
     (Reg. No. 33-8916) (811-4527) Post-Effective Amendment
     No. 16
     Putnam New Jersey Tax Exempt Income Fund (Reg. No. 33-32550) (811-5977) Post-Effective Amendment No. 7
     Putnam Ohio Tax Exempt Income Fund (Reg. No. 33-8924) (811-4528) Post-Effective Amendment No. 16
     Putnam Pennsylvania Tax Exempt Income Fund (Reg. No. 33-28321) (811-5802) Post-Effective Amendment No. 9

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Funds hereby certifies that the form of prospectus that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of the Post-Effective Amendments referenced above to the Funds' Registration Statement on Form N-1A (the "Amendments") would not have differed from that contained in the Amendments, which are the most recent amendments to such Registration Statement and was filed electronically on September 26, 1996.

      Comments or questions concerning this certificate may be directed to Frederick Marius at 1-800-225-2465, ext 1796.

                    Very truly yours,


                    Putnam Arizona Tax Exempt Income Fund
                    Putnam Florida Tax Exempt Income Fund
                    Putnam Massachusetts Tax Exempt Income Fund
                    Putnam Michigan Tax Exempt Income Fund
                    Putnam Minnesota Tax Exempt Income Fund
                    Putnam New Jersey Tax Exempt Income Fund
                    Putnam Ohio Tax Exempt Income Fund
                    Putnam Pennsylvania Tax Exempt Income Fund

                         /s/ Gordon H. Silver
                    By:  ----------------------------------
                         Gordon H. Silver
                              Vice President


cc:  Bryan Chegwidden, Esq.